Share-based payments	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
23. Share-based payments
2023 Omnibus Incentive Compensation Plan (the “Plan”)
Following the consummation of the Business Combination, Lifezone adopted the 2023 Omnibus Incentive Compensation Plan (the “2023 Plan”) in order to give Lifezone a competitive advantage in attracting, retaining, awarding and motivating directors, officers, employees and consultants by granting equity and equity-based awards. The 2023 Plan permits the grant of options to purchase Lifezone Ordinary Shares, stock appreciation rights, restricted shares, restricted stock units, or other equity or equity-related awards, in each case, in respect of Lifezone Ordinary Shares and cash incentive awards, thus enhancing the alignment of employee and shareholders' interests.
The initial share limit under the 2023 Plan is the number of Lifezone Ordinary Shares equal to 10% of fully-diluted share capital of Lifezone Metals as of immediately following the consummation of the Business Combination.
The total share-based payment expense is as follows:

Share-based payment expenses	Six Months Ended June 30,
	2026	2025
	$	$
Stock options	1,391,251	-
Restricted stock units	1,752,518	-
Share-based payment expenses	3,143,769	-
23.1. Share-based payments - Stock Options
On May 7, 2026, Lifezone Metals granted 1,164,597 stock options under the Plan with an exercise price of $4.81 and an expiry date of May 7, 2031. The stock options vest in three equal tranches on November 3, 2026, May 7, 2027, and August 7, 2028. The grant date fair value of these stock options was $3,540,000.
On August 14, 2025, Lifezone Metals granted 1,583,085 stock options under the Plan with an exercise price of $4.40 and an expiry date of August 14, 2030. The stock options vest in three equal tranches on November 1, 2025, August 14, 2026, and August 14, 2027. The grant date fair value of these stock options was $3,387,000.
The fair value of the options was determined on the grant date using the Black-Scholes option pricing model and using the following key assumptions:

	2026 stock options grant	2025 stock options grant
Risk free rate	3.74% to 3.75%	3.60% to 3.62%
Expected volatility	75%	65%
Expected life:
Tranche 1	2.7 years	2.61 years
Tranche 2	3 years	3 years
Tranche 3	3.5 years	3.49 years
Expected dividend yield	-	-
Forfeiture rate	-	-
Share Price	$5.57	$4.56
The total fair value of the options granted is being recognized as share-based payment expense on a straight-line basis over the respective vesting periods of each tranche, in accordance with IFRS 2 - Share-based Payment. Lifezone has not estimated any forfeitures, given management’s assessment of a low likelihood of any material forfeiture.

	Stock Options	Weighted average exercise price
Balance as at January 1, 2025	-	-
Granted	1,583,085	$4.40
Balance as at December 31, 2025	1,583,085	$4.40
Granted	1,164,597	$4.81
Forfeited	(54,839)	$4.40
Exercised	(10,918)	$4.40
Balance as at June 30, 2026	2,681,925	$4.58
Exercisable as at June 30, 2026	506,551	$4.40
The weighted average remaining contractual life of outstanding share options was 4.44 years.
The total share-based payment expense related to the stock option awards in the six months ended June 30, 2026, is $1,391,251 (June 30, 2025: $nil).
23.2. Share-based payments - RSUs
On July 1, 2024, Lifezone Metals granted 2,600,000 RSU awards under the Plan, each representing the right for participants to receive 1 share in Lifezone Metals. On July 1, 2024, 933,333 RSUs vested, with the remaining 1,666,667 vesting under market price performance conditions of $14.50 per share and $16.00 per share based on the daily VWAP of the shares for any 20 Trading Days. The vesting period is five years commencing on July 1, 2024.
On December 1, 2025, Lifezone Metals canceled 1,500,000 RSUs from the total of 1,666,667 RSUs that were originally granted on July 1, 2024 and remained unvested. As a substitute for the canceled RSUs Lifezone Metals granted new 1,500,000 RSUs that are not subject to any performance conditions and vest equally in three installments on April 7, 2026, September 7, 2026 and April 7, 2027 subject to an exercise price of $0.0001 per unit.
Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the canceled award. The incremental value is measured as the excess of the fair value of the replacement awards over the fair value of the canceled awards at the cancellation date of December 1, 2025. Lifezone considered Monte Carlo simulation method as the most appropriate model for determining the fair value for its canceled RSUs. The option-pricing model requires Lifezone to make several assumptions, including share price, expected volatility, expected term, risk-free interest rate, and expected dividends.
The total incremental share-based compensation of this replacement is $2,970,000, of which $1,752,518 is expensed as share-based payments in the six months ended June 30, 2026 (June 30, 2025: $nil). The canceled RSUs with market performance conditions were independently valued using the Monte Carlo simulation with key assumptions of risk-free rate of 3.60%, dividend yields of 0.00%, expected volatility of 70% and expected lives of 3.6 years. The fair value of replacement RSUs is based on the market value of the underlying shares at the date of grant.

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2025	1,666,667	6.21
Granted	1,500,000	3.68
Canceled	(1,500,000)	6.21
Outstanding as at December 31, 2025	1,666,667	3.93
Granted	-	-
Vested and exercised	(419,334)	3.68
Outstanding as at June 30, 2026	1,247,333	4.02

23.3. Share-based payments - Earnouts
Between the period from July 6, 2023, and July 6, 2028, eligible shareholders are entitled to receive up to 26,797,052 additional ordinary shares of Lifezone Metals ("Earnout shares") in the aggregate in two equal tranches if the daily VWAP of Lifezone Metals shares for any 20 trading days is greater than or equal to $14.00 ("Tranche 1") or $16.00 ("Tranche 2"). The Earnout shares were granted on July 6, 2023, and their fair value was independently determined using a Monte Carlo simulation model.

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052
All earnouts are outstanding as of June 30, 2026.